9. INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Notes to Financial Statements
9. INTANGIBLE ASSETS

Intangible assets as of June 30, 2012 and September 30, 2011 consisted of the following:

	Estimated	June 30,	September 30,
	Useful Lives	2012	2011

Customer contracts	5 years	$1,433,645	$1,433,645
Less: accumulated amortization		(505,602)	(290,555)
Intangible assets, net		$928,043	$1,143,090

Total amortization expense was $215,047 and $153,298 for the nine months ended June 30, 2012 and 2011, respectively.

The fair value of the TransTech intellectual property acquired was $983,645, estimated by using a discounted cash flow approach based on future economic benefits associated with agreements with customers, or through expected continued business activities with its customers. In summary, the estimate was based on a projected income approach and related discounted cash flows over five years, with applicable risk factors assigned to assumptions in the forecasted results.

The fair value of the RATLab intellectual property acquired was $450,000 estimated by using a discounted cash flow approach based on future economic benefits associated with agreements with customers, or through expected continued business activities with its customers. In summary, the estimate was based on a projected income approach and related discounted cash flows over five years, with applicable risk factors assigned to assumptions in the forecasted results.

Intangible assets as of September 30, 2011 and 2010 consisted of the following:

	Estimated	September 30,	September 30,
	Useful Lives	2011	2010

Customer contracts	5 years	$1,433,645	$983,645
Less: accumulated amortization		(290,555)	(65,576)
Intangible assets, net		$1,143,090	$918,069

Total amortization expense was $224,979 and $65,576 for the years ended September 30, 2011 and 2010, respectively.

The fair value of the TransTech intellectual property acquired was $983,645, estimated by using a discounted cash flow approach based on future economic benefits associated with agreements with customers, or through expected continued business activities with its customers. In summary, the estimate was based on a projected income approach and related discounted cash flows over five years, with applicable risk factors assigned to assumptions in the forecasted results.

The fair value of the RATLab intellectual property acquired was $450,000 estimated by using a discounted cash flow approach based on future economic benefits associated with agreements with customers, or through expected continued business activities with its customers. In summary, the estimate was based on a projected income approach and related discounted cash flows over five years, with applicable risk factors assigned to assumptions in the forecasted results.